Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of property, plant and equipment	Three to seven years
Revenue recognition standard payment term minimum	30 days
Revenue recognition standard payment term maximum	12 months